Non-cash transactions	12 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Non-cash transactions	Non-cash transactions
The Group carries out non-cash transactions which are not reflected in the statement of cash flows.
The Group had non-cash transactions related to the acquisition of subsidiaries through the issuance of shares and accounts payable as described in Note 20.
The Group had non-cash transactions related to the acquisition of non-controlling interest through the exchange of shares as described in Note 27.
The Group had non-cash transaction related to the SPAC Transaction as described in Note 22.
The Group also had non-cash additions to right-of-use assets and lease liabilities of $89,895 in 2023 ($124,740 in 2022 and $21,606 in 2021).